Provisions - Summary of Changes in Greenhouse Gas Emissions Rights (Details) - 3rd planned period [Member] ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩) kT	Dec. 31, 2022 KRW (₩) kT
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	[1]	45,061	49,908
Purchase (Sell) | kT		2,095	2,601
Government submission | kT		(16,456)	(18,440)
Borrowing (carryforward) | kT		292	334
Others | kT			0
Reclassification | kT		(2)
Quantity Ending | kT		30,990	34,403
Balance Beginning | ₩	[1]	₩ 235,966	₩ 602,795
Purchase (Sell) | ₩		217,385	553,757
Government submission | ₩		(342,755)	(753,707)
Borrowing (carryforward) | ₩		27,037	60,473
Others | ₩			(227,352)
Reclassification | ₩		(5,664)
Balance Ending | ₩		131,969	₩ 235,966	[1]
Period 2021 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	[1]		16,433
Purchase (Sell) | kT			1,191
Government submission | kT			(17,602)
Borrowing (carryforward) | kT			(22)
Others | kT			0
Quantity Ending | kT			0
Balance Beginning | ₩		₩ 0	₩ 524,658	[1]
Purchase (Sell) | ₩			267,433
Government submission | ₩			(580,807)
Borrowing (carryforward) | ₩			(3,298)
Others | ₩			(207,986)
Balance Ending | ₩			₩ 0
Period 2022 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	[1]	14,704	14,942
Purchase (Sell) | kT		1,315	1,343
Government submission | kT		(15,972)	(838)
Borrowing (carryforward) | kT		(45)	286
Others | kT			0
Reclassification | kT		(2)
Quantity Ending | kT		0	15,733
Balance Beginning | ₩	[1]	₩ 192,005	₩ 62,735
Purchase (Sell) | ₩		135,040	272,824
Government submission | ₩		(302,918)	(173,145)
Borrowing (carryforward) | ₩		(24,127)	45,847
Others | ₩			(16,256)
Reclassification | ₩		0
Balance Ending | ₩		₩ 0	₩ 192,005	[1]
Period 2023 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	[1]	14,204	11,166
Purchase (Sell) | kT		707	32
Government submission | kT		(484)	0
Borrowing (carryforward) | kT		(231)	48
Others | kT			0
Reclassification | kT		0
Quantity Ending | kT		14,196	11,246
Balance Beginning | ₩	[1]	₩ 18,785	₩ 8,529
Purchase (Sell) | ₩		67,506	6,315
Government submission | ₩		(39,837)	245
Borrowing (carryforward) | ₩		(28,266)	12,225
Others | ₩			(8,529)
Reclassification | ₩		6,940
Balance Ending | ₩		₩ 25,128	₩ 18,785	[1]
Period 2024 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	[1]	8,088	3,671
Purchase (Sell) | kT		73	35
Government submission | kT		0	0
Borrowing (carryforward) | kT		568	22
Others | kT			0
Reclassification | kT		0
Quantity Ending | kT		8,729	3,728
Balance Beginning | ₩	[1]	₩ 12,884	₩ 0
Purchase (Sell) | ₩		14,839	7,185
Government submission | ₩		0	0
Borrowing (carryforward) | ₩		79,430	5,699
Others | ₩			0
Reclassification | ₩		(7)
Balance Ending | ₩		₩ 99,968	₩ 12,884	[1]
Period 2025 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	[1]	8,065	3,696
Purchase (Sell) | kT		0	0
Government submission | kT		0	0
Borrowing (carryforward) | kT		0	0
Others | kT			0
Reclassification | kT		0
Quantity Ending | kT		8,065	3,696
Balance Beginning | ₩	[1]	₩ 12,292	₩ 6,873
Purchase (Sell) | ₩		0	0
Government submission | ₩		0	0
Borrowing (carryforward) | ₩		0	0
Others | ₩			5,419
Reclassification | ₩		(5,419)
Balance Ending | ₩		₩ 6,873	₩ 12,292	[1]

[1]	Changes such as additional allowances or cancellation of allowances are reflected.